LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
LAND USE RIGHTS, NET
Cost	¥ 1,036,178	¥ 1,036,178
Accumulated amortization	(37,993)	(17,270)
Land use rights, net	998,185	1,018,908	$ 144,723
Amortization of land use rights	¥ 20,723	¥ 17,270